Trade Receivable, Net - Aging Analysis of Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 16,318	$ 13,014
0 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	14,594	11,689
1-30 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	1,039	686
31-60 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	131	112
61-90 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	63	45
91-120 days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	31	91
121 + days
Disclosure of Aging Analysis of Accounts Receivable [Line Items]
Trade receivables past due but not impaired	$ 460	$ 391